Investment, Net (Details)	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Jun. 30, 2026 HKD ($)
Investment, Net [Abstract]
Principal and bearing a fixed interest	$ 32	$ 32			$ 253
Marketable equity securities	5,464	$ 5,464		$ 5,596
Closing price per share (in Dollars per share) | $ / shares		$ 8.52		$ 8.68
Investment loss	89		$ 276
Interest income	$ 194		$ 541